Debt - Credit Facilities - Narrative (Details) - USD ($)	1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Additional interest rate, default	2.00%		2.00%	2.00%
Total debt principal	$ 6,177,000,000		$ 6,177,000,000	$ 6,177,000,000	$ 6,759,000,000
Line of Credit | ACE Facility
Line of Credit Facility [Line Items]
Total debt principal	359,000,000		359,000,000	$ 359,000,000
Line of Credit | ACE Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)				5.50%
Senior credit facilities | Line of Credit
Line of Credit Facility [Line Items]
Scheduled payments defaulted on	54,000,000	$ 54,000,000	108,000,000
Amount of scheduled amortization payments that may be deferred and converted	500,000,000		500,000,000	$ 500,000,000
Amount of scheduled amortization payments elected to defer	489,000,000		489,000,000	489,000,000
Total debt principal	5,662,000,000		5,662,000,000	5,662,000,000
Amount of scheduled amortization payments elected to defer for payments due in 2021	130,000,000		130,000,000	130,000,000
$450 million facility (2015) | Line of Credit
Line of Credit Facility [Line Items]
Total debt principal	105,000,000		105,000,000	105,000,000
Maximum borrowing capacity	450,000,000		450,000,000	$ 450,000,000
$450 million facility (2015) | Line of Credit | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)				3.85%
$450 million facility (2015) | Line of Credit | ACE Facility
Line of Credit Facility [Line Items]
Total debt principal	9,000,000		9,000,000	$ 9,000,000
$360 million facility | Line of Credit
Line of Credit Facility [Line Items]
Total debt principal	117,000,000		117,000,000	117,000,000
Repayments of lines of credit				96,000,000
Maximum borrowing capacity	360,000,000		360,000,000	$ 360,000,000
$360 million facility | Line of Credit | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)				3.75%
$360 million facility | Line of Credit | ACE Facility
Line of Credit Facility [Line Items]
Total debt principal	18,000,000		18,000,000	$ 18,000,000
$2,000 million facility | Line of Credit
Line of Credit Facility [Line Items]
Total debt principal	912,000,000		912,000,000	912,000,000
Repayments of lines of credit		$ 12,000,000
Maximum borrowing capacity	2,000,000,000		2,000,000,000	$ 2,000,000,000
$2,000 million facility | Line of Credit | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)				3.00%
$2,000 million facility | Line of Credit | ACE Facility
Line of Credit Facility [Line Items]
Total debt principal	$ 80,000,000		$ 80,000,000	$ 80,000,000